BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of reportable segments | segment	3
Decrease to deferred tax asset	$ 0	$ 18,948
Additional paid-in capital	(25,239)	(48,027)
Allowance for credit loss	4,930	3,121
Provision for bad debt	4,798	3,039
Advertising expense	$ 11,300	1,200
Contract period	10 years
Refund of preclosing taxes to be paid to Sellers	100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing	2 years
Deferred tax asset		11,924
Tax Receivable Agreement liability - current	$ 1,310	$ 510
Blocker Corp
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Tax receivable agreement liability	16,300
Additional paid-in capital	4,000
Deferred tax asset	20,100
Income taxes receivable	$ 199
Maximum | Software Development Costs
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Amortization Period (Years)	3 years
Revision of Prior Period, Adjustment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Decrease to deferred tax asset			$ 2,100
Tax receivable agreement liability			1,800
Additional paid-in capital			$ 300
DMSH
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity method investment, ownership percentage	58.40%
Sellers | DMSH
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	41.60%